United States
               Securities and Exchange Commission
                      Washington, DC  20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
September 30, 1999

Check here if Amendment [ x ];  Amendment Number: 4
4
This Amendment (Check only one):
[ x ] is a restatement.
[   ] adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON
THE FORM 13F FILED ON NOVEMBER 18, 1999 PURSUANT
TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR
WHICH CONFIDENTIAL TREATMENT EXPIRED ON MAY 15,
2000.

Institutional Investment Manager Filing this
Report:

Name:  UBS Warburg LLC*
Address: 677 Washington Boulevard
         Stamford, CT  06901

* Originally filed under the Manager's former name, Warburg Dillon Read LLC.

13F File Number:  28-5721

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting
Manager:

Name:          Sarah M. Starkweather
Title:    Director
Phone:    (203) 719-6891
Signature, Place, and Date of Signing:

/s/ Sarah M. Starkweather
Sarah M. Starkweather, Stamford, Connecticut
April 4, 2001

Report Type  (Check only one):

[ X  ]   13F Holdings Report.
[    ]   13F Notice
[    ]   13F Combination Report.

Report Summary

Number of other included Managers:  0

Form 13F Information Table Entry Total:
12

Form 13F Information Table Value Total:
1,448,149

List of other included Managers:  None

                                                                                 VOTING
                                              MARKET               INVEST OTHE  AUTHORITY
                                                                             R
ISSUER           ISSUE                 CUSIP   VALUE   QUANTITY     DISCRE MGRS    SOLE
                                                                       TN
ALPHARMA INC     SB NT CV          020813AB7         0  11,356,000   SOLE  N/A  11,356,000
                 5.75%05
AMERICA ONLINE   SUB NT CONV       02364JAB0   306,119  38,427,000   SOLE  N/A  38,427,000
                 4%02
BJ SVCS CO       WT EXP  041300    055482111    17,200     493,200   SOLE  N/A     493,200
EMC CORP         SB NT CV          26865YAA2   186,943  46,273,000   SOLE  N/A  46,273,000
                 3.25%02
FEDERATED DEPT   WT C EX 121999    31410H119    10,008     532,000   SOLE  N/A     532,000
HOME DEPOT INC   SB NT CV          437076AE2   792,892 273,411,000   SOLE  N/A 273,411,000
                 3.25%01
LSI LOGIC CORP   SB NT CV          502161AD4    17,584   9,865,000   SOLE  N/A   9,865,000
                 4.25%04
MEDIAONE GROUP   PFD CV SER D      58440J203    68,751     509,270   SOLE  N/A     509,270
OFFICE DEPOT INC LYON SUB ZERO     676220AB2    10,554  15,930,000   SOLE  N/A  15,930,000
                 08
OMNICOM GROUP    SB DB CV          681919AE6    20,670   8,178,000   SOLE  N/A   8,178,000
                 4.25%07
VALHI INC NEW    LYON ZERO CPN     918905AC4     3,647   6,630,000   SOLE  N/A   6,630,000
                 07
WMX TECHNOLOGIES SUB NTS CV        92929QAF4    13,781  12,250,000   SOLE  N/A  12,250,000
                 2%05